Consolidated statement of financial position - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	¥ 11,310,032	¥ 11,713,022
Right-of-use assets	385,643	410,801
Investment properties	352,188	367,586
Construction in progress	3,293,177	1,710,124
Investments accounted for using the equity method	4,088,888	5,387,834
Financial assets at fair value through other comprehensive income	5,000	5,000
Time deposits with banks	5,581,435	7,042,840
Deferred tax assets	184,143	252,121
Other non-current assets	787,807	424,959
Non-current assets	25,988,313	27,314,287
Current assets
Inventories	5,923,525	3,888,746
Financial assets at fair value through other comprehensive income	1,047,690	1,207,114
Derivative financial instruments	81,405	0
Trade receivables	77,425	113,163
Other receivables	47,597	18,101
Prepayments	43,686	19,552
Amounts due from related parties	1,212,331	1,092,316
Cash and cash equivalents	5,112,010	6,916,408
Time deposits with banks	7,386,607	4,049,443
Current assets	20,932,276	17,304,843
Total assets	46,920,589	44,619,130
Equity and liabilities
Share capital	10,823,814	10,823,814
Reserves	19,418,325	18,374,176
Equity attributable to owners of the Company	30,242,139	29,197,990
Non-controlling interests	135,259	136,985
Total equity	30,377,398	29,334,975
Non-current liabilities
Borrowings	700,000	0
Lease liabilities	1,384	3,119
Deferred tax liabilities	33,344	35,357
Deferred income	12,720	13,433
Non-current liabilities	747,448	51,909
Current liabilities
Borrowings	1,559,800	1,548,000
Short-term bonds	0	3,017,811
Lease liabilities	3,229	9,352
Derivative financial instruments	23,804	0
Contract liabilities	424,607	495,404
Trade and other payables	3,095,694	2,820,083
Amounts due to related parties	6,304,816	3,656,841
Current tax liabilities	3,865,231	3,420,824
Staff salaries and welfares payable	260,096	244,506
Income tax payable	258,466	19,425
Current liabilities	15,795,743	15,232,246
Total liabilities	16,543,191	15,284,155
Total equity and liabilities	¥ 46,920,589	¥ 44,619,130